SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Operating lease expense	¥ 20,115	¥ 17,490	¥ 16,596
Short-term lease expense	5,452	5,905	3,228
Total operating lease expenses	25,567	23,395	19,824
Amortization expense	14,290
Interest expense	41,184
Total finance lease expenses	55,474
Total lease expenses	¥ 81,041	¥ 23,395	¥ 19,824